Significant Accounting Policies (Policies)	9 Months Ended
Aug. 31, 2022
Significant Accounting Policies
Statement of compliance

Statement of compliance

These condensed interim consolidated financial statements, including comparatives, have been prepared in accordance with International Accounts Standards (“IAS”) 34, “Condensed Interim Financial Reporting” using accounting policies consistent with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”) on a basis consistent with the accounting policies disclosed in the audited consolidated financial statements for the year ended November 30, 2021.

This condensed interim financial report does not include all of the information required of a full annual financial report and is intended to provide users with an update in relation to events and transactions that are significant to an understanding of the changes in financial position and performance of the Company since the end of the last annual reporting period. Therefore, it is recommended that this financial report be read in conjunction with the restated audited annual financial statements of the Company for the year ended November 30, 2021.

Basis of presentation

Basis of presentation

The condensed interim consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs, except for certain financial assets and liabilities, including derivative instruments that are measured at fair value. The consolidated financial statements are presented in United States dollars unless otherwise noted.

As at November 30, 2021, the Company changed its accounting policy to present its results in United States dollars (“USD”) instead of Canadian dollars “(“CAD”) as done previously. This accounting change has been applied retrospectively in preparing these financial statements; as such, all comparative figures have been restated to reflect this change.

Basis of consolidation

Basis of consolidation

These condensed interim consolidated financial statements include the accounts of the Company and its subsidiaries at the end of the reporting period as follows:

		Functional	Percentage owned
	Incorporation	Currency	2022	2021
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	USD	100%	100%
Liquid Media Production Funding Ltd. (“Liquid Production Funding”)	Canada	USD	100%	100%
Liquid Media (US) Holding Co., Inc. (“Liquid US”)	USA	USD	100%	100%
Liquid Media Merger Sub 2, Inc. (“Liquid Merger Sub 2”)	USA	USD	100%	100%
iGEMS TV, Inc., (“iGEMS”)	USA	USD	100%	0%
IndieFlix Group, Inc. (“IndieFlix”)	USA	USD	100%	100%
Companies controlled by IndieFlix:
RACE, LLC	USA	USD	100%	100%
Money, LLC	USA	USD	100%	100%
Digital Cinema UTD. Holding Limited (together with subsidiaries “DCU”)	Malta	Euro	100%	-
Companies owned by DCU
Digital Cinema UTD. CEE s.r.o.	Czech Republic	Czech Koruna (“CZK”)	100%	-
Digital Cinema UTD. UK Limited	United Kingdom	British Pound	100%	-
Digital Cinema UTD. Americas Inc.	USA	USD	100%	-
Digital Cinema United SA (PTY)	South Africa	South African Rand (“ZAR”)	100%	-

On August 13, 2021 the Company incorporated Liquid US. On October 20, 2021 the Company incorporated Liquid Merger Sub 2. On November 30, 2021, the Company incorporated Liquid Production Funding.

On August 27, 2021, the Company incorporated Liquid Media Merger Sub, Inc. which was amalgamated with IndieFlix on September 22, 2021 (Note 3).

On September 22, 2021, the Company acquired 100% of the shares of IndieFlix, a Delaware corporation (Note 3).

On October 20, 2021 the Company incorporated Liquid Merger Sub 3, which was amalgamated with iGEMS on December 14, 2021 (Note 3).

On December 14, 2021, the Company acquired 100% of the shares of iGEMS, a Delaware corporation (Note 3).

On March 7, 2022, the Company acquired 100% of the shares of DCU, a Malta corporation. (Note 3).

All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries

Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the period. Although management uses historical experience and its best knowledge of the amount, events or actions to form the basis for judgments and estimates, actual results may differ from these estimates. Significant estimates and judgements made by management in the preparation of these condensed interim consolidated financial statements are outlined below.

Uncertainty of COVID-19 pandemic

In March 2020 the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak and any related adverse public health developments, has adversely affected workforces, customers, economies, and financial markets globally, initially leading to an economic downturn. It has also disrupted the normal operations of many businesses, including ours. This outbreak could decrease spending, adversely affect demand for our services and solutions and harm our business and results of operations; however, the Company has also recognized that the pandemic has led to a global increase in screen time which is beneficial to the Company’s operations. As countries continue to re-open from the pandemic, it is possible that screen time will decrease which may adversely affect the Company; however, it also leads to an increase in film and TV content being produced as film and TV producers are able to travel and continue operations leading to an increase in content available for the Company to package, finance, deliver, and monetize. It is not possible for us to predict the duration or magnitude of the adverse results of the outbreak and its effects on our business, results of operations, or how it will impact the Company’s ability to conduct financings at this time.

Functional currency

Management is required to assess the functional currency of each entity of the Company. In concluding on the functional currencies of the parent and its subsidiaries, management considered the currency that mainly influences the sale prices of goods and services and the cost of providing goods and services in each jurisdiction in which the Company operates. When no single currency was clearly dominant, the Company also considered secondary indicators including the currency in which funds from financing activities are denominated and the currency in which funds are retained.

Level of control or influence over companies

The accounting for investments in other companies can vary depending on the degree of control and influence over those other companies. Management is required to assess at each reporting date the Company’s control and influence over these other companies. Management has used its judgment to determine which companies are controlled and require consolidation and those which are significantly influenced and require equity accounting. The Company had considered its ownership position in Waterproof Studios Inc. (“Waterproof”) and determined it did not have the ability to influence the key operating activities of the entity. Accordingly, the Company accounted for its investment under fair value through profit or loss (Note 8) up to the disposal date of October 18, 2021.

Income taxes

In assessing the probability of realizing income tax assets, management makes estimates related to expectation of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Determination of Cash Generating Units (“CGUs”)

CGUs are the lowest level within an entity at which goodwill is monitored for internal management purposes which is not higher than an operating segment. The Company has assessed that each acquired entity is a separate CGU.

Valuation of share-based compensation and derivatives

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based compensation and other equity based payments, excluding contingent consideration. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate, and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Valuation of contingent consideration

The Company uses a probability scenario based approached for valuation of share-based contingent consideration relating to the IndieFlix and iGEMS acquisitions (Note 3). Under the probability scenario based approach, management calculates the probability that the contingent shares will be issued under a low case, base case, and high case scenario. Changes in the probabilities can materially affect the fair value estimate and the Company’s earnings and equity reserves.

The Company uses a combination of Monte-Carlo simulation and Finnerty Put Option model (the “Consideration Valuation Model”) for valuation of share-based contingent consideration relating to the DCU acquisition (Note 3). The Consideration Valuation Model requires the input of subjective assumptions including: expected share price volatility, revenue correlation, and estimated number of shares to be issued. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Valuation of intangible assets

Intangible assets are assessed for impairment indicators at each reporting date. Management first reviews qualitative factors in determining if an impairment needs to be recorded. Quantitative factors are then used to calculate the amount of impairment, if needed.

Valuation of investment in equity instrument

The Company values its equity instruments in private companies at fair value at each reporting date. The determination of fair value is based on estimates made by management on the expected earnings before income, taxes, and amortization multiplied by a reasonable factor for the appropriate industry applicable to the private company.

Estimation of expected credit loss

Loans receivable are assessed for an estimated credit loss at each reporting date. The estimated loss is determined based on management’s knowledge of the debtor and their ability to repay the loan. As the current debtors’ are private entities, management must rely on assertions provided to them from the debtor to make their estimates.

Valuation of convertible debentures

The equity portion of the convertible debenture is calculated using a discounted cash flow method which requires management to make an estimate on an appropriate discount rate.

Valuation of right-of-use asset and lease liability

The application of IFRS 16 requires the Company to make judgments that affect the valuation of the right-of-use assets and the valuation of lease liabilities. These include: determining the contract term and determining the interest rate used for discounting of future cash flows.

The lease term determined by the Company is comprised of the non-cancellable period of lease agreements, periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.

The present value of the lease payment is determined using a discount rate representing the rate of a commercial mortgage rate, observed in the period when the lease agreement commences or is modified.

Foreign currency translation

Foreign currency translation

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Company is USD and the function currency of its subsidiaries are the USD, the Euro, the Czech Koruna, the British Pound, and the South African Rand. The functional currency of Waterproof was the CAD. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than the functional currency are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the period end exchange rate while non-monetary assets and liabilities in foreign currencies are translated at historical rates. Revenues and expenses are translated at the average exchange rates approximating those in effect during the reporting period.

For the purposes of presenting consolidated financial statements, the assets and liabilities of the Company’s non USD operations are translated to USD at the exchange rate at the reporting date. The income and expenses are translated using average rates. Foreign currency differences that arise on translation for consolidation purposes are recognized in other comprehensive income (loss).

Equipment

Equipment

Equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Assets under construction are not depreciated until available for their intended use.

Depreciation is charged over the estimated useful lives using the declining balance method as follows:

Computer equipment	30%
Equipment	20%
Vehicles	30%

Intangible assets

Intangible assets

The Company has intangible assets from acquisitions and development of gaming content and films. The amortization method, useful life and residual values are assessed annually and the assets are tested for impairment annually, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Amortization expense is recorded on a straight-line basis beginning with the month the corresponding assets are available for use and over the estimated useful lives provided below:

Video game catalogues	15 years
Platform coding and technology	3 years
Distribution libraries	10 years
Customer relationships	3 years
Brands	indefinite

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated amortization are removed from the accounts and any gain or loss is reflected in profit and loss. Expenditures for repairs and maintenance are expensed as incurred.

Development expenditures, including the cost of material, direct labour, and other direct costs are recognized as an intangible asset when the following recognition requirements are met:

•	the development costs can be measured reliably;
•	the project is technically and commercially feasible;
•	the Company intends to and has sufficient resources to complete the project;
•	the Company has the ability to use or sell the asset, and
•	the asset will generate probable future economic benefits.

Intangible assets being developed are amortized once development is complete.

Video game catalogues

The video game catalogues are made up of a diverse variety of games, ranging in age and popularity. The catalogues are unique due to the diverse nature of the products within the catalogues, making it difficult to assign a useful life. The useful life of 15 years represented management’s view of the expected period over which the Company expected to receive benefits from the acquired gaming content packaged as catalogues.

Platform coding and technology

The platform coding acquired by the Company is subject to amortization from the date it was put into use in March 2022.

Through the acquisition of DCU, the Company acquired various technologies. These assets are carried at cost, including amounts of purchase price allocations upon acquisitions. The useful life of 3 years represents management’s view of the expected period over which the Company expects benefits from the acquired technology.

Distribution libraries

Through the acquisition of IndieFlix, the Company acquired distribution libraries. These assets are carried at cost, including amounts of purchase price allocations upon acquisitions. The useful life of 10 years represents management’s view of the expected period over which the Company expects benefits from the acquired distribution libraries.

Customer relationships

The Company valued customer relationships acquired through the acquisition of DCU. These assets are carried at cost, including amounts of purchase price allocations upon acquisitions. The useful life of 3 years represents management’s view of the expected period over which the Company expects benefits from the customer relationships.

Brand

Through the acquisition of DCU (Note 3), the Company acquired the “Digital Cinemas United” brand which was determined to have an indefinite life.

Comparative figures	Comparative figures Certain of the comparative figures have been reclassified in order to conform to the current year’s presentation.
Accounting pronouncements not yet adopted

Accounting pronouncements not yet adopted

Accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or are not expected to have a significant impact on the Company’s condensed interim consolidated financial statements.